Disposition and Discontinued Operations (Details 3) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Dec. 31, 2010 CNY
Assets classified as held for sale
Cash and cash equivalents	$ 0		383,330	0
Property, plant and equipment	4,375	27,794	3,249	0
Intangibles	0	0	1,499	0
Finance and other receivables	0	0	2,317,830	0
Assets held for sale	4,375	27,794	2,705,909	0
Liabilities classified as held for sale
Finance and other payables	0	0	(2,236,559)	0
Liabilities classified as held for sale	$ 0	0	2,236,559	0